Bridge loan (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of capital management [text block]
Fair value of Bridge Loan on initial recognition	$ 2,781
Finance expense	150	$ 0
Closing balance at December 31, 2019	$ 2,931	$ 0